Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about taxes [Table Text Block]
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Current tax expenses	$-	$-
Deferred tax expense	2,832,215	-
	$2,832,215	$-

Disclosure of detailed information about temporary differences between the carrying values [Table Text Block]
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Net operating losses	$4,437,822	$-
Investment HB2 Member Units	(7,270,037)	-
Deferred tax liabilities	$(2,832,215)	$-

Disclosure of detailed information about recognized tax recovery [Table Text Block]
	Year ended	Year ended
	December 31, 2021	December 31, 2020
Net income/(loss) and comprehensive loss for the period	$(36,331,278)	$(7,530,178)
Statutory rate	21%	21%
Tax using statutory rate	(7,629,568)	(1,581,337)
Income tax attributed to Non-controlling interest
Pre BCA date	9,622,919	1,581,337
Non controlling interest	(1,993,351)	-
Change in tax status	2,832,215	-
Tax recovery recognized in net income/(loss) for the period	2,832,215	-